CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 43,008	$ 1,747
Investment in marketable securities (Note 4)	6,958	561
Accounts receivable:
Trade	495	425
Other (Note 12a)	430	162
TOTAL CURRENT ASSETS	50,891	2,895
NON-CURRENT ASSETS:
Restricted investment in marketable securities (Note 4)	104
Property and equipment, net (Note 5)	248	62
Other (Note 12c)	34	129
TOTAL NON-CURRENT ASSETS	386	191
TOTAL ASSETS	51,277	3,086
CURRENT LIABILITIES :
Current maturities of bank borrowings (Note 8c)	31
Accounts payable and accruals:
Trade	626	89
Deferred revenues	35	991
Other (Note 12b)	968	203
Loan from the BIRD foundation (Note 8a)	474	468
TOTAL CURRENT LIABILITIES	2,134	1,751
LONG-TERM LIABILITIES:
Convertible loans (Note 8b)		4,549
Bank Borrowings (Note 8c)	51
Liability for employee severance benefits (Note 6)	330	368
TOTAL LONG-TERM LIABILITIES	381	4,917
COMMITMENTS (Note 7)
TOTAL LIABILITIES	2,515	6,668
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY):
Ordinary shares, NIS 0.16 par value - authorized: 50,000,000 and 16,250,000 Ordinary Shares as of as of December 31, 2014 and December 31, 2013 respectively; issued and outstanding: 22,443,934 and 11,408,490 ordinary shares as of December 31, 2014 and 2013, respectively	954	471
Additional paid-in capital	77,600	14,176
Accumulated deficit	(29,713)	(18,229)
Accumulated other comprehensive loss	(79)
TOTAL SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	48,762	(3,582)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (NET OF SHAREHOLDERS' CAPITAL DEFICIENCY)	$ 51,277	$ 3,086